Prospectus [Line Items]
Supplement [Text Block]

THE ADVISORS' INNER CIRCLE FUND III (THE "TRUST")

NOMURA HIGH YIELD FUND (THE "FUND")

SUPPLEMENT DATED JUNE 30, 2016 TO THE PROSPECTUS DATED JANUARY 28, 2016 (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

At the recommendation of Nomura Asset Management U.S.A. Inc. ("NAM USA"), the Fund's investment adviser, the Board of Trustees of the Trust has approved a reduction of the level at which NAM USA has contractually agreed to cap the Fund's Total Annual Fund Operating Expenses (excluding certain expenses) from 0.65% to 0.575% of the average daily net assets of the Fund.

Accordingly, effective immediately, the Fund's Prospectus is amended and supplemented as follows:

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	Nomura High Yield Fund
Management Fees	0.50%
Other Expenses	2.45%
Total Annual Fund Operating Expenses	2.95%
Less Fee Reductions and/or Expense Reimbursements	(2.37%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.58%	[1],[2]
[1]	Nomura Asset Management U.S.A. Inc. ("NAM USA" or the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, and extraordinary expenses) from exceeding 0.575% of the Fund's average daily net assets until January 29, 2018 (the "Expense Limitation"). NAM USA may recover all or a portion of its fee reductions or expense reimbursements within a three-year period from the year in which NAM USA reduced its fee or reimbursed expenses if the Fund's Total Annual Fund Operating Expenses are below the Expense Limitation. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time, or (ii) by NAM USA, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on January 29, 2018.
[2]	Rounded to 0.58%.

Expense Example, With Redemption [Table]
Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Nomura High Yield Fund | USD ($)	59	546	1,210	2,992

Supplement Closing [Text Block]	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.